Offerings - Offering: 1	May 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	48,000,000
Proposed Maximum Offering Price per Unit	10.61
Maximum Aggregate Offering Price	$ 509,280,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 77,970.77
Offering Note	(a) This Registration Statement covers 48,000,000 shares of common stock, par value $0.00001 per share ("Common Stock"), of Core Scientific, Inc. ("Registrant") available for issuance pursuant to awards under the Core Scientific, Inc. Amended and Restated 2024 Stock Incentive Plan (the "Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Registrant's Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) The offering price per unit and in the aggregate are estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $10.61 per share, the average of the high and low sale prices of the Registrant's Common Stock, as quoted on The Nasdaq Global Select Market and rounded up to the nearest cent, on May 19, 2025, which date is within five business days prior to the filing of this Registration Statement. (c) The number of shares listed in row 1 represents shares of Common Stock that may be issued under the Plan.